ALPS Variable Investment Trust
1290 Broadway, Suite 1100
Denver, Colorado  80203

May 1, 2017

Via EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: ALPS Variable Investment Trust (the “Trust”)
File Nos.	333-139186
811-21987

Dear Sir or Madam:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectuses and Statements of Additional Information for all Portfolios of the Trust effective April 30, 2017 do not differ from those filed in Post-Effective Amendment No. 37 which was filed electronically via EDGAR on April 3, 2017.

Sincerely,

/s/ Andrea E. Kuchli
Andrea E. Kuchli
Secretary

cc:	Peter H. Schwartz, Esq.
Davis Graham & Stubbs LLP